T. ROWE PRICE RETIREMENT 2060 FUND
August 31, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 92.0%
T. Rowe Price Funds:
Growth Stock Fund	216,918	9,830	22,720	2,636,204	248,251
Value Fund	186,552	16,777	690	6,212,353	225,695
Equity Index 500 Fund	80,381	19,965	12,737	1,066,544	99,402
International Stock Fund	72,381	4,522	437	4,567,697	86,832
International Value Equity Fund	73,530	6,497	2,596	6,776,401	84,976
Overseas Stock Fund	76,743	5,772	7,236	7,903,395	84,961
Emerging Markets Stock Fund	47,081	1,207	2,258	1,173,058	54,969
Mid-Cap Growth Fund	42,674	1,876	1,632	465,101	47,780
Mid-Cap Value Fund	36,224	2,334	243	1,592,275	43,103
New Horizons Fund(2)	31,774	327	2,842	424,288	33,952
Small-Cap Stock Fund(2)	24,846	2,490	1,730	540,326	28,870
Small-Cap Value Fund	21,869	1,146	152	589,340	25,601
Real Assets Fund	19,723	1,515	195	2,058,572	23,344
U. S. Large-Cap Core Fund	4,813	7,956	42	490,717	14,079
Emerging Markets Discovery Stock
Fund	404	3,104	7	300,098	3,556
Total Equity Mutual Funds (Cost $966,662)					1,105,371

BOND MUTUAL FUNDS 5.6%
T. Rowe Price Funds:
New Income Fund	26,747	4,606	196	3,204,699	31,823
International Bond Fund (USD
Hedged)	9,537	679	68	1,013,615	10,359
U. S. Treasury Long-Term Fund	8,503	685	61	592,469	9,029
Dynamic Global Bond Fund	6,402	446	42	703,905	6,891
High Yield Fund	3,613	280	24	623,743	4,029
Emerging Markets Bond Fund	3,302	237	21	339,558	3,803
Floating Rate Fund	1,725	126	277	174,371	1,622
Total Bond Mutual Funds (Cost $64,305)					67,556

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2060 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.5%
T. Rowe Price Funds:
U. S. Treasury Money Fund,
0.24% (3)	11,561	31,066	12,707	29,920,114	29,920
Total Short-Term Investments (Cost $29,920)					29,920
Total Investments in Securities 100.1%
(Cost $1,060,887)					$1,202,847
Other Assets Less Liabilities (0.1)%					(834)
Net Assets 100.0%					$1,202,013

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www. troweprice. com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2060 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$3	$85	$42
Emerging Markets Bond Fund	1	285	42
Emerging Markets Discovery
Stock Fund	1	55	—
Emerging Markets Stock Fund	(44)	8,939	—
Equity Index 500 Fund	752	11,793	388
Floating Rate Fund	(15)	48	19
Growth Stock Fund	2,039	44,223	—
High Yield Fund	2	160	56
International Bond Fund (USD
Hedged)	2	211	50
International Stock Fund	70	10,366	—
International Value Equity Fund	(340)	7,545	—
Mid-Cap Growth Fund	14	4,862	—
Mid-Cap Value Fund	19	4,788	—
New Horizons Fund	466	4,693	—
New Income Fund	10	666	207
Overseas Stock Fund	(710)	9,682	—
Real Assets Fund	15	2,301	—
Small-Cap Stock Fund	(64)	3,264	—
Small-Cap Value Fund	11	2,738	—
U. S. Large-Cap Core Fund	3	1,352	—
U. S. Treasury Long-Term Fund	9	(98)	42
Value Fund	205	23,056	—
U. S. Treasury Money Fund	—	—	19
Totals	$2,449#	$141,014	$865+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $865 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2060 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2060 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.